Consolidated Statements of Comprehensive Income (Loss) (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended
	Jun. 28, 2014	Jun. 29, 2013	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Jun. 28, 2014 Continental Cement Company, L.L.C. [Member]	Jun. 29, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member]
Net income (loss)	$ (38,867)	$ (56,007)	$ (103,679)	$ (50,577)	$ (10,050)	$ (1,973)	$ (4,960)	$ 9,865	$ 6,625	$ 2,462
Other comprehensive (loss) income:
Postretirement curtailment adjustment	(1,346)					(1,346)
Pension and postretirement liability adjustment	2,164		4,407	(3,648)	(5,675)	2,164		4,407	(3,648)	(5,675)
Other comprehensive income	818					818		4,407	(3,648)	(5,675)
Comprehensive income (loss)	(38,049)	(56,007)	(99,272)	(54,225)	(15,725)	(1,155)	(4,960)	14,272	2,977	(3,213)
Less comprehensive income (loss) attributable to the noncontrolling interest	(324)	(1,518)	4,434	824	(675)
Comprehensive loss attributable to member of Summit Materials, LLC	$ (37,725)	$ (54,489)	$ (103,706)	$ (55,049)	$ (15,050)